UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY
MARKET FUND

FORM N-Q
JUNE 30, 2010

Schedule of investments (unaudited)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.6%

Education — 10.9%

ABAG Finance Authority for Nonprofit Corp., CA:
Francis Parker School Project, LOC-Bank of New York	0.270%	7/1/10	$13,185,000	$13,185,000	(a)
Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.400%	7/1/10	2,965,000	2,965,000	(a)
Revenue, Point Loma Nazarene University, LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	2,000,000	2,000,000	(a)
Revenue, Schools of the Sacred Heart of San Francisco, LOC-Bank of America N.A.	0.170%	7/7/10	5,700,000	5,700,000	(a)
San Francisco Friends School, LOC-Bank of America N.A.	0.250%	7/1/10	2,400,000	2,400,000	(a)
Santa Cruz Montessori School, LOC-Comerica Bank	0.380%	7/1/10	4,955,000	4,955,000	(a)
Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital Improvement Financing Projects, LOC-KBC Bank N.V.	0.330%	7/1/10	1,335,000	1,335,000	(a)
California EFA Revenue:
Art Center College of Design, LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	2,655,000	2,655,000	(a)
Chapman University, LOC-Bank of America N.A.	0.170%	7/1/10	300,000	300,000	(a)
California EFA, TECP:
Stanford University	0.320%	9/17/10	30,612,000	30,612,000
Stanford University	0.300%	11/19/10	13,200,000	13,200,000
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, LOC-Bank of Nova Scotia	0.120%	7/1/10	3,200,000	3,200,000	(a)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.270%	7/1/10	2,000,000	2,000,000	(a)
Trinity School, LOC-Comerica Bank	0.380%	7/1/10	1,470,000	1,470,000	(a)
Westmont College, LOC-U.S. Bank N.A.	0.270%	7/1/10	19,000,000	19,000,000	(a)
California Municipal Finance Authority Revenue, The Turning Point School, LOC-U.S. Bank N.A.	0.270%	7/1/10	4,570,000	4,570,000	(a)
California Statewide CDA, Webb Schools, LOC-Bank of New York	0.270%	7/1/10	8,780,000	8,780,000	(a)
California Statewide CDA Revenue:
Concordia University Project, LOC-U.S. Bank	0.240%	7/1/10	20,250,000	20,250,000	(a)
Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.120%	7/1/10	13,400,000	13,400,000	(a)
Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.170%	7/7/10	3,100,000	3,100,000	(a)
The Pegasus School, LOC-Bank of America N.A.	0.350%	7/1/10	1,095,000	1,095,000	(a)
Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local Grant, CA, Joint Union High School District, COP:	0.370%	7/1/10	11,795,000	11,795,000	(a)
Bridge Funding Program, AGM, SPA-Dexia Credit Local	0.400%	7/1/10	2,320,000	2,320,000	(a)
School Facility Bridge Funding Program, AGM, SPA-Dexia Credit Local	0.400%	7/1/10	2,775,000	2,775,000	(a)
School Facility Bridge Funding Program, AGM, SPA-Dexia Credit Local	0.460%	7/1/10	5,300,000	5,300,000	(a)
Murrieta Valley, CA, USD, COP, School Facility Bridge Funding Program, LOC-U.S. Bank N.A.	0.250%	7/1/10	10,000,000	10,000,000	(a)
Paramount, CA, USD, School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.320%	7/1/10	6,395,000	6,395,000	(a)
Paramount, CA, USD, COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.320%	7/1/10	10,300,000	10,300,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Education — continued
Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.460%	7/1/10	$2,520,000	$2,520,000	(a)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Santander PR	0.200%	7/7/10	5,300,000	5,300,000	(a)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.280%	7/1/10	2,420,000	2,420,000	(a)
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America	0.450%	7/1/10	400,000	400,000	(a)

Total Education				215,697,000

Finance — 3.1%

California Communities Note Program, Note Participations, TRAN	2.000%	11/4/10	16,450,000	16,518,730
California Municipal Finance Authority Revenue, Boy Scouts of America, LOC-Bank of America N.A.	0.250%	7/1/10	11,780,000	11,780,000	(a)
California Statewide CDA Revenue	2.000%	6/30/11	4,000,000	4,055,480	(b)
Los Angeles County, CA, Capital Asset Leasing Corp., TECP, LOC-Wells Fargo Bank N.A.	0.350%	7/22/10	14,200,000	14,200,000
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.210%	7/7/10	14,430,000	14,430,000	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Projects	3.000%	7/15/10	900,000	900,836

Total Finance				61,885,046

General Obligation — 11.1%

California State, GO:
Kindergarten, LOC-Citibank N.A.	0.130%	7/1/10	3,600,000	3,600,000	(a)
LOC-Bank of America N.A.	0.210%	7/7/10	18,715,000	18,715,000	(a)
LOC-Bank of Montreal	0.120%	7/1/10	26,500,000	26,500,000	(a)
LOC-JPMorgan Chase	0.180%	7/1/10	600,000	600,000	(a)
LOC-Landesbank Hessen-Thuringen	0.180%	7/1/10	3,400,000	3,400,000	(a)
LOC-Scotiabank	0.280%	7/1/10	23,500,000	23,500,000	(a)
Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Bank	0.300%	7/1/10	1,850,000	1,850,000	(a)
AGM, SPA-Dexia Credit Local	0.330%	7/1/10	48,550,000	48,550,000	(a)
LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	2,310,000	2,310,000	(a)
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.100%	7/1/10	15,300,000	15,300,000	(a)
Public Improvements, AGM, SPA-Dexia Bank	0.300%	7/1/10	1,975,000	1,975,000	(a)
Public Improvements, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	2,600,000	2,600,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.310%	7/1/10	4,935,000	4,935,000	(a)
Corona-Norco, CA, USD, GO, TRAN	1.500%	9/1/10	19,000,000	19,025,586
Davis, CA, Joint USD Yolo County, GO, TRAN	1.250%	6/1/11	8,500,000	8,551,085	(b)
Irvine Ranch, CA, Water District, GO, Consolidated Improvement District, LOC-Bank of America N.A.	0.120%	7/1/10	5,000,000	5,000,000	(a)
Petaluma, CA, City Elementary School District, GO, TRAN	1.250%	11/23/10	5,000,000	5,010,835
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/28/11	9,400,000	9,487,967
Santee, CA, School District, GO, BAN	2.500%	5/1/11	5,940,000	6,020,894
Southern Kern, CA, USD, GO, BAN	5.000%	11/15/10	2,245,000	2,276,208	(c)
Val Verde, CA, USD, GO	2.000%	8/1/10	200,000	200,221
Yuba County, CA, GO, TRAN	1.500%	10/29/10	9,160,000	9,182,406

Total General Obligation				218,590,202

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care — 10.7%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare, LOC-Citibank N.A.	0.200%	7/7/10	$18,300,000	$18,300,000	(a)
California Health Facilities Finance Authority Revenue, Stanford Hospital	0.200%	7/7/10	42,800,000	42,800,000	(a)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.100%	7/1/10	6,200,000	6,200,000	(a)
Catholic Healthcare West, LOC-Citibank N.A.	0.200%	7/7/10	15,400,000	15,400,000	(a)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.290%	7/1/10	15,420,000	15,420,000	(a)
Children’s Hospital of Orange County, LOC-U.S. Bank N.A.	0.180%	7/7/10	7,300,000	7,300,000	(a)
California Health Facilities Financing Authority, TECP:
Kaiser Permanente	0.330%	9/14/10	27,300,000	27,300,000
Kaiser Permanente	0.350%	9/21/10	37,600,000	37,600,000
California Statewide CDA Revenue:
Cottage Health System	0.250%	7/1/10	3,000,000	3,000,000	(a)
John Muir Health, LOC-UBS AG	0.120%	7/1/10	3,100,000	3,100,000	(a)
John Muir Health, LOC-Wells Fargo Bank N.A.	0.120%	7/1/10	500,000	500,000	(a)
Santa Barbara Cottage Hospital	0.250%	7/1/10	10,000,000	10,000,000	(a)
Touro University Project, LOC-JPMorgan Chase	0.260%	7/1/10	11,740,000	11,740,000	(a)
California Statewide CDA, TECP:
Kaiser Permanente	0.330%	9/14/10	6,600,000	6,600,000
Kaiser Permanente	0.410%	12/9/10	3,300,000	3,300,000
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.140%	7/1/10	3,000,000	3,000,000	(a)

Total Health Care				211,560,000

Housing: Multi-Family — 12.4%

ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue:
Amber Court Apartments, LIQ-FNMA	0.250%	7/1/10	1,750,000	1,750,000	(a)
Arbors Apartments, LIQ-FNMA	0.260%	7/7/10	3,725,000	3,725,000	(a)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA	0.250%	7/1/10	100,000	100,000	(a)
Anaheim, CA, MFH Revenue, Cobblestone Apartments, FNMA-Collateralized	0.300%	7/1/10	1,580,000	1,580,000	(a)(d)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.320%	7/1/10	3,005,000	3,005,000	(a)(d)
Avian Glen Apartments Project, LOC-Citibank N.A.	0.290%	7/1/10	3,600,000	3,600,000	(a)(d)
Avian Glen Apartments Project, LOC-Citibank N.A.	0.350%	7/1/10	400,000	400,000	(a)(d)
Breezewood Apartments, FNMA, LIQ-FNMA	0.290%	7/1/10	3,415,000	3,415,000	(a)(d)
Campus Pointe Apartments, FNMA, LIQ-FNMA	0.320%	7/1/10	7,550,000	7,550,000	(a)(d)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.350%	7/7/10	8,200,000	8,200,000	(a)(d)
Harmony Court Apartments, FNMA, LIQ-FNMA	0.290%	7/1/10	6,700,000	6,700,000	(a)(d)
Parkside Terrace, FHLMC, LIQ-FHLMC	0.320%	7/1/10	7,009,000	7,009,000	(a)(d)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.320%	7/1/10	3,550,000	3,550,000	(a)(d)(e)
Ridgeway Apartments, FHLMC, LIQ-FHLMC	0.240%	7/1/10	1,500,000	1,500,000	(a)
Stoneridge Elk Grove, LOC-Citibank N.A.	0.300%	7/1/10	6,440,000	6,440,000	(a)(d)
California Statewide CDA, Multi-Family Revenue:
Housing, Foxwood Apartments, LOC-Wells Fargo Bank	0.240%	7/1/10	3,700,000	3,700,000	(a)
Varenna Care Center LP, LOC-FHLB	0.280%	7/1/10	5,685,000	5,685,000	(a)
Contra Costa County, CA, MFH Revenue, Creekview Apartments, FHLMC, LIQ-FHLMC	0.270%	7/1/10	8,700,000	8,700,000	(a)(d)
Contra Costa County, CA, MFH Revenue, Pleasant Hill BART Transit, LOC-Bank of America N.A.	0.280%	7/1/10	2,200,000	2,200,000	(a)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — continued
Corona, CA, MFH Revenue, Housing Country Hills Project, FHLMC-Collateralized	0.270%	7/1/10	$6,955,000	$6,955,000	(a)
Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey	0.270%	7/1/10	6,900,000	6,900,000	(a)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.270%	7/1/10	20,100,000	20,100,000	(a)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.300%	7/1/10	2,900,000	2,900,000	(a)(d)
Modesto, CA, MFH Revenue, VY Oak Project, LIQ-FHLMC	0.250%	7/1/10	4,425,000	4,425,000	(a)
Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC	0.260%	7/1/10	3,000,000	3,000,000	(a)
Orange County, CA, Apartment Development Revenue:
Villas Aliento, FNMA, LIQ-FNMA	0.250%	7/1/10	1,400,000	1,400,000	(a)
Villas La Paz, LIQ-FNMA	0.250%	7/1/10	2,800,000	2,800,000	(a)
WLCO LF Partners Issue G, FNMA	0.240%	7/1/10	20,000,000	20,000,000	(a)
WLCO LF Partners Issue G, FNMA	0.240%	7/1/10	7,100,000	7,100,000	(a)
WLCO LF Partners, LIQ-FNMA	0.240%	7/1/10	7,900,000	7,900,000	(a)
Orange County, CA, Housing Authority, Apartment Development Revenue, Oasis Martinique I, FNMA, LIQ-FNMA	0.280%	7/1/10	2,340,000	2,340,000	(a)
Richmond, CA, RDA MFH Revenue, Summit Hilltop, LIQ-FNMA	0.250%	7/1/10	12,380,000	12,380,000	(a)
Sacramento County, CA, Housing Authority, MFH Revenue:
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.320%	7/1/10	17,800,000	17,800,000	(a)(d)
Seasons at Winter, LIQ-FHLMC	0.320%	7/1/10	15,000,000	15,000,000	(a)(d)
The Lofts at Natomas Apartments LLC, LIQ-FNMA	0.280%	7/1/10	1,580,000	1,580,000	(a)(d)
San Diego, CA, Housing Authority, MFH Revenue, Studio 15 Housing Partners LLC, LOC-Citibank N.A.	0.290%	7/1/10	7,735,000	7,735,000	(a)(d)
San Francisco, CA, City & County RDA, Multi-Family Revenue:
Namiki Apartments, LOC-Citibank N.A.	0.230%	7/7/10	2,200,000	2,200,000	(a)(d)
Notre Dame Housing Partners LP, LOC-Citibank N.A.	0.230%	7/7/10	7,245,000	7,245,000	(a)(d)
Ocean Beach Apartments, LOC-Citibank N.A.	0.230%	7/7/10	75,000	75,000	(a)(d)
San Jose, CA, MFH Revenue:
Sunset Square Apartments Project, LOC-Citibank N.A.	0.300%	7/1/10	4,100,000	4,100,000	(a)(d)
Villa Monterey Apartments, FNMA, LIQ-FNMA	0.370%	7/1/10	6,760,000	6,760,000	(a)(d)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.350%	7/1/10	5,145,000	5,145,000	(a)
Vacaville, CA, MFH Revenue, Sycamores Apartments, FNMA, LOC-FNMA	0.260%	7/1/10	1,075,000	1,075,000	(a)

Total Housing: Multi-Family				245,724,000

Industrial Revenue — 2.2%

Alameda County, CA, IDA Revenue:
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.280%	7/7/10	2,330,000	2,330,000	(a)(d)
Plyproperties Project, LOC-Wells Fargo Bank, N.A.	0.380%	7/1/10	4,560,000	4,560,000	(a)(d)
California Infrastructure & Economic Development Bank Revenue:
Asian Art Museum Foundation, NATL, SPA-JPMorgan Chase	0.120%	7/1/10	100,000	100,000	(a)
California Academy of Sciences, LOC-Northern Trust Co.	0.120%	7/1/10	3,420,000	3,420,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Industrial Revenue — continued
California Academy of Sciences, LOC-U.S. Bank N.A.	0.120%	7/1/10	$12,600,000	$12,600,000	(a)
Los Angeles County Museum, LOC-Bank of New York	0.120%	7/1/10	11,195,000	11,195,000	(a)
California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A.	0.350%	7/1/10	5,175,000	5,175,000	(a)(d)
California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America N.A.	0.450%	7/1/10	1,000,000	1,000,000	(a)(d)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.380%	7/1/10	1,165,000	1,165,000	(a)
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.450%	7/1/10	2,060,000	2,060,000	(a)(d)

Total Industrial Revenue				43,605,000

Life Care Systems — 0.7%

ABAG Finance Authority for Nonprofit Corp., CA:
Eskaton Village-Roseville, LOC-KBC Bank N.V.	0.340%	7/1/10	7,330,000	7,330,000	(a)
Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.340%	7/1/10	5,725,000	5,725,000	(a)

Total Life Care Systems				13,055,000

Miscellaneous — 7.2%

Irvine, CA Improvement Bond Act of 1915, Assessment District 87-8, LOC-KBC Bank NV	0.160%	7/1/10	7,974,000	7,974,000	(a)
Laguna Hills, CA, COP	3.000%	2/1/11	740,000	751,270
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health Project Inc., LOC-Citibank N.A.	0.210%	7/7/10	1,300,000	1,300,000	(a)
Orange County, CA, Improvement Bond Act 1915, Assessment District 01-1, LOC-KBC Bank NV	0.170%	7/1/10	1,700,000	1,700,000	(a)
Orange County, CA, TECP:
LOC-Dexia Credit Local	0.370%	7/8/10	66,465,000	66,465,000
LOC-Dexia Credit Local	0.350%	7/13/10	9,500,000	9,500,000
Riverside County, CA, Teeter Obligation	2.000%	10/15/10	19,835,000	19,907,689
Riverside County, CA, Teeter Obligation, TECP:
LOC-Bank of Nova Scotia	0.320%	9/9/10	11,688,000	11,688,000
LOC-Bank of Nova Scotia	0.350%	9/9/10	23,600,000	23,600,000

Total Miscellaneous				142,885,959

Pollution Control — 1.4%

California PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.310%	7/7/10	7,835,000	7,835,000	(a)(d)
Garaventa Enterprises, LOC-Bank of America N.A.	0.330%	7/7/10	9,305,000	9,305,000	(a)(d)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.300%	7/1/10	11,000,000	11,000,000	(a)(d)

Total Pollution Control				28,140,000

Public Facilities — 4.1%

California Statewide CDA Revenue, Livermore Valley Performing Arts Center Project, LOC-Bank of New York	0.180%	7/7/10	5,000,000	5,000,000	(a)
Fremont, CA, COP:
Capital Improvement Financing Project, LOC-Scotiabank	0.280%	7/1/10	1,240,000	1,240,000	(a)
Family Residential Center Financing Project, LOC-KBC Bank N.V.	0.280%	7/1/10	5,565,000	5,565,000	(a)
Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust	0.270%	7/1/10	700,000	700,000	(a)
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.170%	7/7/10	4,485,000	4,485,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Public Facilities — continued
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.350%	7/7/10	$2,000,000	$2,000,000	(a)
Irvine, CA, Improvement Bond Act 1915:
Assessment District 04-20, LOC-KBC Bank NV	0.160%	7/1/10	9,700,000	9,700,000	(a)
Assessment District No. 07-22, LOC-KBC Bank N.V.	0.160%	7/1/10	15,830,000	15,830,000	(a)
Assessment District No. 94, LOC-State Street Bank & Trust Co.	0.160%	7/1/10	12,000,000	12,000,000	(a)
Revenue, Limited Obligation Assessment District 04-20, LOC-KBC Bank NV	0.160%	7/1/10	9,800,000	9,800,000	(a)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.120%	7/1/10	12,800,000	12,800,000	(a)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.340%	9/16/10	1,900,000	1,900,000

Total Public Facilities				81,020,000

Solid Waste/Resource Recovery — 1.5%

California MFA, Solid Waste Revenue, Allied Waste North America Inc., LOC-Bank of America N.A.	0.300%	7/1/10	7,000,000	7,000,000	(a)(d)
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.330%	7/7/10	2,535,000	2,535,000	(a)(d)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.330%	7/7/10	6,345,000	6,345,000	(a)(d)
BLT Enterprises, LOC-Wells Fargo Bank N.A.	0.330%	7/7/10	920,000	920,000	(a)(d)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.310%	7/7/10	2,470,000	2,470,000	(a)(d)
California PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.310%	7/7/10	8,440,000	8,440,000	(a)(d)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.280%	7/7/10	2,400,000	2,400,000	(a)

Total Solid Waste/Resource Recovery				30,110,000

Tax Allocation — 0.9%

Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank	0.270%	7/1/10	10,810,000	10,810,000	(a)
Panama-Buena Vista, CA, USD, TRAN	2.000%	10/1/10	6,075,000	6,096,155

Total Tax Allocation				16,906,155

Transportation — 16.5%

City of Long Beach, CA, TECP, LOC-JPMorgan Chase	0.330%	9/16/10	3,142,000	3,142,000
Los Angeles County, CA, MTA, Sales Tax Revenue, SPA-JPMorgan Chase	0.130%	7/1/10	9,400,000	9,400,000	(a)
Los Angeles, CA, Metropolitan Transportation, TECP, LOC-Barclays Bank PLC, Dexia Credit Local	0.340%	10/7/10	6,675,000	6,675,000
Orange County, CA, Local Transportation Authority, TECP:
LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.360%	7/9/10	69,900,000	69,900,000
LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.250%	8/10/10	24,400,000	24,400,000
Riverside County, CA, Transportation Commission, TECP, LOC-Bank of America N.A.	0.340%	9/16/10	4,990,000	4,990,000
Sacramento, CA, Transportation Authority, Sales Tax Revenue, LIQ-Barclays Bank PLC	0.280%	7/1/10	17,200,000	17,200,000	(a)
San Diego, CA, Regional Airport Authority, TECP:
LOC-Lloyds TSB Bank PLC	0.310%	8/5/10	24,676,000	24,676,000
LOC-Lloyds TSB Bank PLC	0.340%	10/13/10	26,400,000	26,400,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — continued
San Francisco, CA, Airport Commission, TECP, LOC-State Street Bank & Trust Co.	0.300%	7/12/10	$8,500,000	$8,500,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue	0.750%	9/15/10	27,500,000	27,500,000	(f)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.370%	7/7/10	9,245,000	9,245,000	(a)
San Joaquin County, CA, Transportation Authority, TECP:
LOC-Citibank N.A.	0.330%	8/11/10	3,580,000	3,580,000
LOC-Citibank N.A.	0.330%	9/1/10	39,700,000	39,700,000
LOC-Citibank N.A.	0.370%	9/1/10	4,700,000	4,700,000
LOC-Citibank N.A.	0.370%	10/7/10	25,900,000	25,900,000
San Jose, CA, TECP, Norman Y. Mineta San Jose International Airport, LOC-JPMorgan Chase, Dexia Credit Local, Bank of America N.A.	0.370%	7/14/10	20,689,000	20,689,000

Total Transportation				326,597,000

Utilities — 6.8%

California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.240%	7/7/10	3,300,000	3,300,000	(a)(d)
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.120%	7/1/10	2,100,000	2,100,000	(a)
California State Department of Water Resources, Power Supply Revenue:
AGM, SPA-Dexia Credit Local	0.310%	7/1/10	100,000	100,000	(a)
LOC-Bank of New York	0.260%	7/1/10	9,800,000	9,800,000	(a)
City of Long Beach, CA, TECP, LOC-JPMorgan Chase	0.320%	7/22/10	1,890,000	1,890,000
East Bay, CA, MUD, TECP	0.320%	7/29/10	19,500,000	19,500,000
East Bay, CA, MUD, TECP	0.460%	8/10/10	4,900,000	4,900,000
East Bay, CA, MUD, TECP	0.500%	9/9/10	3,500,000	3,500,000
Hillsborough, CA, COP, Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.300%	7/1/10	4,900,000	4,900,000	(a)
Los Angeles, CA, Department of Water & Power:
SPA-Banco Bilboa Vizcaya	0.130%	7/1/10	700,000	700,000	(a)
SPA-Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.200%	7/1/10	1,300,000	1,300,000	(a)
Subordinated, SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.260%	7/1/10	42,100,000	42,100,000	(a)
Southern California Public Power Authority Transmission Project Revenue, AMBAC, LOC-Lloyds TSB Bank PLC	0.250%	7/7/10	1,000,000	1,000,000	(a)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.200%	7/7/10	25,520,000	25,520,000	(a)
Walnut, CA, Energy Center Authority, TECP:
Turlock Irrigation District Walnut Energy Center Project, LOC-State Street Bank & Trust Co.	0.320%	8/12/10	4,700,000	4,700,000
Turlock Irrigation District Walnut Energy Center Project, LOC-State Street Bank & Trust Co.	0.350%	10/6/10	9,400,000	9,400,000

Total Utilities				134,710,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Water & Sewer — 11.1%

Bakersfield, CA, Wastewater Revenue, AGM, SPA-Dexia Credit Local	0.370%	7/1/10	$12,500,000	$12,500,000	(a)
East Bay, CA, MUD Water Systems Revenue	0.310%	12/1/10	9,255,000	9,255,000	(f)
East Bay, CA, MUD Water Systems Revenue	0.310%	3/1/11	4,135,000	4,135,000	(f)
Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.170%	7/7/10	9,800,000	9,800,000	(a)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.170%	7/7/10	1,000,000	1,000,000	(a)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.300%	7/1/10	6,600,000	6,600,000	(a)
Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.300%	7/1/10	12,700,000	12,700,000	(a)
Imperial Irrigation District, TECP, Electric System & Water System Project, LOC-Citibank N.A.	0.350%	8/3/10	11,575,000	11,575,000
Metropolitan Water District of Southern California	0.310%	1/13/11	35,000,000	35,000,000	(f)
Metropolitan Water District of Southern California:
SPA-Landesbank Hessen	0.240%	7/1/10	2,900,000	2,900,000	(a)
SPA-Lloyds TSB Bank PLC	0.140%	7/1/10	4,900,000	4,900,000	(a)
SPA-Lloyds TSB Bank PLC	0.180%	7/1/10	7,000,000	7,000,000	(a)
Waterworks Revenue, SPA-JPMorgan Chase	0.220%	7/1/10	20,900,000	20,900,000	(a)
Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.310%	7/1/10	14,200,000	14,200,000	(a)
Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen	0.250%	7/7/10	700,000	700,000	(a)
San Diego County, CA, Water Authority, TECP:
LOC-BNP Paribas	0.320%	8/19/10	30,200,000	30,200,000
LOC-BNP Paribas	0.400%	10/7/10	3,550,000	3,550,000
LOC-Dexia Credit Local	0.360%	7/9/10	9,450,000	9,450,000
San Diego, CA, Water Authority, TECP, LOC-BNP Paribas	0.270%	8/10/10	9,650,000	9,650,000
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.120%	7/1/10	13,135,000	13,135,000	(a)

Total Water & Sewer				219,150,000

TOTAL INVESTMENTS — 100.6% (Cost — $1,989,635,362#)				1,989,635,362
Liabilities in Excess of Other Assets — (0.6)%				(11,702,028)

TOTAL NET ASSETS — 100.0%				$1,977,933,334

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is purchased on a when-issued basis.
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governments
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Communities Development Authority
COP	- Certificates of Participation
EFA	- Educational Facilities Authority
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utility District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Financing Authority
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Note
USD	- Unified School District

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
Ratings Table†

S&P/Moody’s/Fitch‡
A-1	81.1%
VMIG1	10.9
SP-1	4.0
F-1	2.5
MIG1	1.3
P-1	0.1
AA/Aa	0.1
A	0.0

100.0%

†As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 10 through 13 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited)(continued)

Ca	—	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Bond Ratings (unaudited)(continued)

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Bond Ratings (unaudited)(continued)

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SC	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$1,989,635,362	-	$1,989,635,362

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in

Notes to Schedule of Investments (unaudited) (continued)

order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in swaps, options or futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010